Trade payables and other current liabilities (Tables)	9 Months Ended
Sep. 30, 2022
Trade payables and other current liabilities [Abstract]
Trade payables and other current liabilities
Trade payables and other current liabilities as of September 30, 2022 and December 31, 2021 are as follows:

	Balance as of September 30,	Balance as of December 31,
	2022	2021
	($ in thousands)
Trade accounts payable	87,054	79,052
Down payments from clients	6,286	542
Other accounts payable	42,354	34,313
Total	135,694	113,907